<SEQUENCE>1
<FILENAME>t10302007.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/30/07
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       58
                                         -------------
Form 13F Information Table Value Total:   1,971,604
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    47991  1632900 SH       SOLE                  1632900
AmSurg Corp                    COM              03232p405    29082  1260586 SH       SOLE                  1260586
Ambassadors Group Inc          COM              023177108    21459   563241 SH       SOLE                   563241
American Express Co.           COM              025816109    51428   866230 SH       SOLE                   866230
Barr Pharmaceuticals           COM              068306109    17520   307856 SH       SOLE                   307856
Bed Bath and Beyond            COM              075896100    39340  1152996 SH       SOLE                  1152996
Berkshire Hathaway A           COM              084670108    59018      498 SH       SOLE                      498
Berkshire Hathaway B           COM              084670207    17148     4339 SH       SOLE                     4339
Brown & Brown Inc.             COM              115236101    99181  3771155 SH       SOLE                  3771155
CBL & Associates Properties    COM              124830100     2619    74716 SH       SOLE                    74716
Carmax                         COM              143130102    31017  1525692 SH       SOLE                  1525692
Clarcor Inc.                   COM              179895107      220     6424 SH       SOLE                     6424
Cognex Corporation             COM              192422103     1739    97925 SH       SOLE                    97925
Courier Corp                   COM              222660102    17475   496312 SH       SOLE                   496312
Donaldson Co., Inc.            COM              257651109    22293   533825 SH       SOLE                   533825
Exxon Mobil Corp               COM              30231G102      272     2936 SH       SOLE                     2936
Federated Investors            COM              314211103    92688  2334698 SH       SOLE                  2334698
Florida Rock Industries        COM              341140101     1344    21500 SH       SOLE                    21500
Forest City                    COM              345550107    22064   400000 SH       SOLE                   400000
Forward Air                    COM              349853101    37512  1259649 SH       SOLE                  1259649
Franklin Resources             COM              354613101    16909   132616 SH       SOLE                   132616
General Electric Co            COM              369604103    47516  1147731 SH       SOLE                  1147731
Glenville Bank Hldg Co.        COM                             248     2756 SH       SOLE                     2756
Graco                          COM              384109104    24765   633215 SH       SOLE                   633215
Heartland Express              COM              422347104    44097  3088049 SH       SOLE                  3088049
Idex Corporation               COM              45167R104    49664  1364772 SH       SOLE                  1364772
Illinois Tool Works            COM              452308109     5069    85001 SH       SOLE                    85001
Int'l Speedway                 COM              460335201    60237  1313494 SH       SOLE                  1313494
John Wiley & Sons              COM              968223206    81522  1814433 SH       SOLE                  1814433
Kaydon Corp                    COM              486587108    65200  1254096 SH       SOLE                  1254096
Knight Transportation Inc.     COM              499064103    19198  1115501 SH       SOLE                  1115501
Lincare Holdings Inc           COM              532791100    55243  1507299 SH       SOLE                  1507299
M & T Bank Corp                COM              55261F104    27737   268123 SH       SOLE                   268123
Markel Corp                    COM              570535104    60433   124862 SH       SOLE                   124862
Martin Marietta Mat            COM              573284106    36851   275931 SH       SOLE                   275931
McGrath Rentcorp               COM              580589109    12676   381350 SH       SOLE                   381350
Meredith Corp                  COM              589433101    66403  1158857 SH       SOLE                  1158857
Mohawk Industries              COM              608190104    53471   657705 SH       SOLE                   657705
NBT Bancorp Inc.               COM              628778102      247    11369 SH       SOLE                    11369
Pediatrix Medical Group        COM              705324101    22399   342382 SH       SOLE                   342382
Plum Creek Timber Co.          COM              729251108    26991   603026 SH       SOLE                   603026
Pool Corp                      COM              73278L105    25143  1006541 SH       SOLE                  1006541
Procter & Gamble Co            COM              742718109      274     3900 SH       SOLE                     3900
Protective Life Corp.          COM              743674103    62604  1475112 SH       SOLE                  1475112
Ross Stores Inc.               COM              778296103    54801  2137330 SH       SOLE                  2137330
Strayer Education              COM              863236105     5475    32466 SH       SOLE                    32466
TCF Financial                  COM              872275102    57333  2189958 SH       SOLE                  2189958
Trustco Bank Corp              COM              898349105      242    22144 SH       SOLE                    22144
US Bancorp                     COM              902973304      260     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    39167   439337 SH       SOLE                   439337
Wachovia Corp                  COM              929903102      204     4077 SH       SOLE                     4077
Watson Pharmaceuticals         COM              942683103      272     8400 SH       SOLE                     8400
Westamerica Bank               COM              957090103    51840  1040760 SH       SOLE                  1040760
White Mtns Insurance           COM              G9618E107   121572   233905 SH       SOLE                   233905
Whole Foods Mkt Inc.           COM              966837106    13197   269550 SH       SOLE                   269550
Winnebago                      COM              974637100    43501  1821655 SH       SOLE                  1821655
Yum Brands                     COM              988498101    50297  1486756 SH       SOLE                  1486756
Zebra Technologies A           COM              989207105    55065  1509038 SH       SOLE                  1509038
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